List of subsidiaries (Details)		12 Months Ended
	Nov. 12, 2019	Dec. 31, 2019
Centogene AG
List of subsidiaries
Ownership interest in subsidiary (in percent)	100.00%	100.00%
Centogene IP GmbH
List of subsidiaries
Ownership interest in subsidiary (in percent)		100.00%
Centogene Shared Service GmbH
List of subsidiaries
Ownership interest in subsidiary (in percent)		100.00%
Centogene Fzllc, Dubai
List of subsidiaries
Ownership interest in subsidiary (in percent)		100.00%
Ludewig Wasserbau GmbH
List of subsidiaries
Proportion of ownership interest in subsidiary sold		100.00%
Centogene US LLC, Burlington, USA
List of subsidiaries
Ownership interest in subsidiary (in percent)		100.00%
Centogene GmbH, Vienna
List of subsidiaries
Ownership interest in subsidiary (in percent)		90.00%
Centogene India Pvt. Ltd
List of subsidiaries
Ownership interest in subsidiary (in percent)		51.00%
LPC GmbH
List of subsidiaries
Ownership interest in subsidiary (in percent)		51.00%